FI - Transfers between levels 1 and 2 (Details 14) - Recurring basis - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	SFr 4,157	SFr 4,745
Transfers out of level 1 to level 2	241	332
Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2	108
Transfers out of level 1 to level 2	46	79
Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	108	85
Transfers out of level 1 to level 2	166	139
Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,047	4,552
Transfers out of level 1 to level 2	29	114
Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	6,139	4,979
Transfers out of level 1 to level 2	2,772	1,468
Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,012	85
Transfers out of level 1 to level 2	1,698	187
Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	723	566
Transfers out of level 1 to level 2	1,074	1,257
Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,404	4,328
Transfers out of level 1 to level 2	0	24
Investment securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	1,229	0
Bank | Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,157	4,745
Transfers out of level 1 to level 2	241	332
Bank | Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2	108
Transfers out of level 1 to level 2	46	79
Bank | Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	108	85
Transfers out of level 1 to level 2	166	139
Bank | Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,047	4,552
Transfers out of level 1 to level 2	29	114
Bank | Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	6,139	4,979
Transfers out of level 1 to level 2	2,772	1,468
Bank | Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,012	85
Transfers out of level 1 to level 2	1,698	187
Bank | Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	723	566
Transfers out of level 1 to level 2	1,074	1,257
Bank | Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,404	4,328
Transfers out of level 1 to level 2	0	24
Bank | Investment securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	SFr 1,229	SFr 0